Consolidated Statements of Preferred Shares and Shareholders' Equity/(Deficit) ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Compulsorily Convertible Preferred Shares [Member] INR (₨)	Series F CCPS [Member] INR (₨)	Series H CCPS [Member] INR (₨)	Series I CCPS [Member] INR (₨)	Equity Shares [Member] INR (₨)	Equity Shares [Member] USD ($)	Additional Paid in Capital [Member] INR (₨)	Additional Paid in Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] INR (₨)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Deficit [Member] INR (₨)	Accumulated Deficit [Member] USD ($)	Total APGL Shareholders' Deficit [Member] INR (₨)	Total APGL Shareholders' Deficit [Member] USD ($)	Non-Controlling Interest [Member] INR (₨)	Non-Controlling Interest [Member] USD ($)
Beginning Balance at Mar. 31, 2014			₨ 2,385,725
Issuance of CCPS				₨ 1,549,010
Accretion of CCPS			755,207
Ending Balance at Mar. 31, 2015			4,689,942
Beginning Balance at Mar. 31, 2014	₨ (2,609,458)						₨ 68		₨ (894,401)		₨ 20,012		₨ (1,745,307)		₨ (2,619,628)		₨ 10,170
Accretion of CCPS	(755,207)								(755,207)						(755,207)
Proceeds from issue of shares to founders	68								68						68
Net loss	(1,088,590)												(1,082,995)		(1,082,995)		(5,595)
Other comprehensive loss	3,180										3,180				3,180
Share based compensation	7,428								7,428						7,428
Ending Balance at Mar. 31, 2015	(4,442,579)						68		(1,642,112)		23,192		(2,828,302)		(4,447,154)		4,575
Issuance of CCPS					₨ 3,695,407
Accretion of CCPS			1,347,923
Ending Balance at Mar. 31, 2016			9,733,272
Accretion of CCPS	(1,347,923)								(1,347,923)						(1,347,923)
Net loss	(1,654,840)												(1,650,189)		(1,650,189)		(4,651)
Other comprehensive loss	5,615										5,615				5,615
Adjustment to share capital and reserves of predecessor on transfer of net assets via a common control transaction	(20,205)								(20,205)						(20,205)
Accretion of redeemable non-controlling interest	(29,825)												(29,825)		(29,825)
Share based compensation	51,732								51,732						51,732
Proceeds from issuance of equity shares	248								342				160		502		(254)
Ending Balance at Mar. 31, 2016	(7,437,777)						68		(2,958,166)		28,807		(4,508,156)		(7,437,447)		(330)
Issuance of CCPS						₨ 1,658,166
Accretion of CCPS			235,852
Conversion of CCD and CCPS			₨ (11,627,290)
Accretion of CCPS	(235,852)								(235,852)						(235,852)
Net loss	(1,191,569)	$ (18,374)											(1,172,645)		(1,172,645)		(18,924)
Other comprehensive loss	11,519										11,519				11,519
Conversion of CCD and CCPS	15,358,230						738		15,357,492						15,358,230
Sale of stake in subsidiary	1,337,964								12,527				1,454		13,981		1,323,983
Accretion of redeemable non-controlling interest	(44,073)												(44,073)		(44,073)
Share based compensation	13,774								13,774						13,774
Proceeds from issuance of equity shares	6,714,643						267		6,714,376						6,714,643
Ending Balance at Mar. 31, 2017	₨ 14,526,859	$ 224,008					₨ 1,073	$ 17	₨ 18,904,151	$ 291,506	₨ 40,326	$ 622	₨ (5,723,420)	$ (88,256)	₨ 13,222,130	$ 203,889	₨ 1,304,729	$ 20,119